SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	$ 674,537	$ 388,839
Repayment to related parties	8,850	172,306
Cash advance from related parties	291,874	$ 116,343
Junze Zhang [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder and director of the Company
Total	667,787	$ 388,839
Repayment to related parties		172,306
Cash advance from related parties	276,375	$ 116,343
Qing Zuo [Member]
Related Party Transaction [Line Items]
Relationship		Chairman of the Board of ZDSE since December 20, 2018
Total	6,750
Repayment to related parties	8,850
Cash advance from related parties	15,499
Hengqing investment consultation [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Cash advance from related parties
Henghui investment [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Mengling Zhang [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Cash advance from related parties
Zihua wu [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Cash advance from related parties